Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 1,948,409	R$ 1,040,075
Bonds and securities	124,862	1,341
Collaterals and escrow accounts	203	59,372
Trade accounts receivable	2,944,091	2,733,240
Dividends receivable	76,672	80,815
CRC Transferred to the Paraná State Government	190,876	167,109
Sectorial financial assets	421,184	171,609
Accounts receivable - concessions	53,177	149,744
Contract assets	85,019	0
Other current receivables	363,250	409,351
Inventories	116,285	110,559
Income tax and social contribution receivable	152,157	501,685
Other current recoverable taxes	160,842	198,232
Prepaid expenses	40,819	39,867
Receivable from related parties	0	38,835
Total current assets	6,677,846	5,701,834
NONCURRENT ASSETS
Bonds and securities	219,434	218,322
Other temporary investments	19,511	18,727
Collaterals and escrow accounts	89,555	75,665
Trade accounts receivable	162,915	261,082
CRC Transferred to the Paraná State Government	1,254,166	1,349,253
Judicial deposits	528,290	582,529
Sectorial financial assets	257,635	171,609
Accounts receivable - concessions	2,497,514	4,429,237
Contract assets	3,348,211	0
Other noncurrent receivables	228,894	149,416
Income tax and social contribution receivable	166,384	176,480
Deferred income tax and social contribution	1,007,061	915,492
Other noncurrent recoverable taxes	231,400	116,974
Prepaid expenses	3,290	12,684
Receivable from related parties	0	130,156
Subtotal	10,014,260	8,607,626
Investments	2,368,234	2,570,643
Property, Plant and Equipment	10,840,663	9,829,450
Intangible Assets	6,029,097	6,452,824
Total noncurrent assets	29,252,254	27,460,543
ASSETS	35,930,100	33,162,377
CURRENT LIABILITIES
Payroll, social charges and accruals	284,179	313,967
Accounts payable to suppliers	1,419,243	1,683,577
Income tax and social contribution payable	197,949	86,310
Other taxes due	451,433	345,487
Loans and financing	1,113,047	784,666
Debentures	2,184,881	1,632,062
Dividend payable	375,675	288,981
Post-employment benefits	58,478	53,225
Sectorial charges due	79,872	150,025
Research and Development and Energy Efficiency	270,429	282,766
Accounts payable related to concession	67,858	62,624
Sectorial financial liabilities	0	192,819
Other accounts payable	192,070	121,405
Provisions for legal claims	0	112,000
Total current liabilities	6,695,114	6,109,914
NONCURRENT LIABILITIES
Accounts payable to suppliers	49,956	43,469
Deferred income tax and social contribution	157,420	156,630
Other taxes due	796,732	809,576
Loans and financing	2,934,260	2,974,839
Debentures	5,333,250	4,438,916
Post-employment benefits	910,285	812,878
Research and Development and Energy Efficiency	322,306	249,709
Accounts payable related to concession	516,305	492,330
Sectorial financial liabilities	96,531	90,700
Other accounts payable	116,954	72,849
Provisions for legal claims	1,664,773	1,400,064
Total noncurrent liabilities	12,898,772	11,541,960
EQUITY
Capital	7,910,000	7,910,000
Equity valuation adjustments	785,610	895,601
Legal reserve	914,751	844,398
Profit retention reserve	6,422,564	5,557,843
Total equity	16,032,925	15,207,842
Attributable to non- controlling interests	303,289	302,661
EQUITY	16,336,214	15,510,503
LIABILITIES & EQUITY	R$ 35,930,100	R$ 33,162,377